CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period Of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total equity before NCI	Total equity before NCI Cumulative Effect, Period Of Adoption, Adjustment	Total equity before NCI Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid in capital	Additional paid in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period Of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interest	Non-controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance, shares at Dec. 31, 2018							10,000,000
Beginning balance at Dec. 31, 2018	$ 3,035			$ 2,883					$ 3,491		$ (7)		$ (611)			$ 152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(701)			(700)									(700)			(1)
Net loss from discontinued operations	(519)			(519)									(519)
Other comprehensive loss from continuing operations	(1)			(1)							(1)
Other comprehensive loss from discontinued operations	(5)			(5)							(5)
Fair Value adjustment AOD Redeemable NCI	(21)			(21)									(21)
Share-based compensation charge	$ 5			5					5
Ending balance, shares at Dec. 31, 2019	100,234,973						10,000,000
Ending balance at Dec. 31, 2019	$ 1,793	$ (143)		1,642	$ (143)				3,496		(13)		(1,851)	$ (143)		151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(4,429)			(4,426)									(4,426)			(3)
Net loss from discontinued operations	(233)			(233)									(233)
Other comprehensive loss from continuing operations	(2)			(2)							(2)
Other comprehensive loss from discontinued operations	(11)			(11)							(11)
Fair Value adjustment AOD Redeemable NCI	25			25									25
Purchase option on non-controlling interest	(11)			0												(11)
Deconsolidation of VIE	(137)			0												(137)
Share-based compensation charge	9			9					9
Cash settlement for cancellation of share scheme	$ (1)			(1)					(1)
Ending balance, shares at Dec. 31, 2020	100,384,435						10,000,000	10,000,000
Ending balance at Dec. 31, 2020	$ (3,140)		$ 1,650	(3,140)		$ 1,499			3,504	$ 3,496	(26)	$ (13)	(6,628)		$ (1,994)	0	$ 151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(572)			(572)									(572)
Net loss from discontinued operations	(15)			(15)									(15)
Other comprehensive loss from discontinued operations	$ 11			11							11
Ending balance, shares at Dec. 31, 2021	100,384,435						10,000,000
Ending balance at Dec. 31, 2021	$ (3,716)			$ (3,716)					$ 3,504		$ (15)		$ (7,215)			$ 0